Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

The table below reconciles the numerator and denominator of EPS for the years ended December 31, 2013 and 2012.

(in thousands, except per-share information)
	2013	2012
Basic and diluted EPS per common share:
Numerator for basic and diluted EPS per common share:
Net (loss) income — Basic and diluted	$(698)	$534
Weighted average common shares:
Common shares outstanding at the balance sheet date	3,342	154
Common shares to be distributed as a stock dividend	—	828
Effect of weighting	(330)	—

Weighted average shares-basic and diluted	3,012	982

(Loss) income per common share:
Basic and diluted	$(0.23)	$0.54